Fair Value Measurements - Call option liability (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Balance at December 31, 2020	$ 1,545	$ 1,494
Change in the fair value of One SRL call option	601
Foreign currency translation gain	(106)	(51)
Balance at September 30, 2021	$ 2,040	$ 1,545